Commitments, Guarantees and Contingent Liabilities	12 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments, Guarantees and Contingent Liabilities
33. Commitments, Guarantees and Contingent Liabilities
Commitments
—As of March 31, 2021, the Company and certain subsidiaries have commitments for the purchase of equipment to be leased, having a cost of ¥1,573 million.
Certain computer systems of the Company and certain subsidiaries have been operated and maintained under non-cancelable
contracts with third-party service providers. For such services, the Company and certain subsidiaries made payments totaling ¥7,355 million, ¥7,139 million and ¥6,486 million in fiscal 2019, 2020 and

2021, respectively. The longest contract of them will mature in fiscal 202
7
. As of March 31, 2021, the amounts due are as follows:

Years ending March 31,	Millions of yen
2022	¥3,806
2023	2,567
2024	1,085
2025	320
2026	10
Thereafter	0

Total	¥7,788

The Company and certain subsidiaries have commitments to fund estimated construction costs and so forth to complete ongoing real estate development projects and other commitments, totaling ¥69,235 million as of March 31, 2021.
The Company and certain subsidiaries have agreements to commit to execute loans for customers, and to invest in funds, as long as the agreed-upon terms are met. As of March 31, 2021, the total unused credit and capital amount available is ¥393,634 million.
Guarantees
—
At the inception of a guarantee, the Company and its subsidiaries recognize a liability in the consolidated balance sheets at fair value for the guarantee that is within the scope of ASC 460 (“Guarantees”).
Some of these guarantees, whose contractual obligations cannot be unconditionally cancelled , are in the scope of the Credit Loss Standard and are recognized as other liabilities in the consolidated balance sheets.
The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of
March 31, 2020 and 2021:

	2020			2021
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥490,839	¥6,065	2026	¥469,377	¥4,768	2028
Transferred loans	355,452	2,371	2060	365,546	5,827	2061
Consumer loans	341,466	41,019	2031	294,250	49,025	2032
Real estate loans	29,235	4,422	2048	17,621	4,119	2048
Other	130	0	2024	598	104	2035

Total	¥1,217,122	¥53,877	—	¥1,147,392	¥63,843	—

Guarantee of corporate loans:
The Company and certain subsidiaries mainly guarantee corporate loans issued by financial institutions for customers. The Company and the subsidiaries are obliged to pay the outstanding loans when the guaranteed customers fail to pay principal and/or interest in accordance with the contract terms. In some cases, the corporate loans are secured by the guaranteed customers’ assets. Once the Company and the subsidiaries assume the guaranteed customers’ obligation, the Company and the subsidiaries obtain a right to claim the collateral assets. In other cases, certain contracts that guarantee corporate loans issued by financial institutions for customers include contracts that the amounts of performance guarantee are limited to a certain range of guarantee commissions. As of March 31, 2020 and 2021, total notional amount of the loans subject to such guarantees are ¥715,000 million and ¥690,000 million, respectively, and book value of guarantee liabilities are ¥2,498 million and ¥1,998 million, respectively. The potential future payment a
m
ounts for these guarantees are limited to a certain range of the guarantee commissions, which are less than the total notional amounts of the loans subject to these guarantees. The potential future payment amounts for the contract period are calculated from the guarantee limit which is arranged by financial institutions in advance as to contracts that the amounts of performance guarantee are unlimited to a certain range of guarantee commissions. For this reason, the potential future payment amounts for these guarantees include the amount of the guarantee which may occur in the future, which is larger than the balance of guarantee executed as of the end of fiscal year. The executed guarantee balance includes defrayment by financial institutions which we bear temporarily at the time of execution, and credit risk for financial institutions until liquidation of this guarantee. Our substantial amounts of performance guarantee except credit risk for financial institutions are limited to our defrayment which is arranged by financial institutions in advance.
Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There have been no significant changes in the payment or performance risk of the guarantees in fiscal 2021.
Guarantee of transferred loans:
A subsidiary in the United States is authorized to underwrite, originate, fund, and service multi-family and seniors housing loans without prior approval mainly from Fannie Mae under the Delegated Underwriting and Servicing program and Freddie Mac under the Delegated Underwriting Initiative program. As part of these programs, Fannie Mae and Freddie Mac provide a commitment to purchase the loans.
Under these programs, the subsidiary guarantees the performance of the loans transferred to Fannie Mae and Freddie Mac and has the payment or performance risk of the guarantees to absorb some of the losses when losses arise from the transferred loans. There were no significant changes in the payment or performance risk of these guarantees in fiscal 2021.
As of March 31, 2020 and 2021, the total outstanding principal amount of loans transferred under the Delegated Underwriting and Servicing program, for which the subsidiary guarantees to absorb some of the losses, were ¥1,643,060 million and ¥1,857,499 million, respectively.
Guarantee of consumer loans:
A certain subsidiary guarantees consumer loans, typically card loans, issued by Japanese financial institutions. The subsidiary is obligated to pay the outstanding obligations when these loans become delinquent generally three months or more.
Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There were no significant changes in the payment or performance risk of the guarantees in fiscal 2021.
Guarantee of real estate loans :
The Company and certain subsidiaries guarantee real estate loans for consumer issued by Japanese financial institutions to third party individuals. The Company and the subsidiaries are typically obliged to pay the outstanding loans when these loans become delinquent three months or more. The real estate loans are usually secured by the real properties. Once the Company and the subsidiaries assume the guaranteed parties’ obligation, the Company and the subsidiaries obtain a right to claim the collateral assets.
Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There were no significant changes in the payment or performance risk of the guarantees in fiscal 2021.
Other guarantees:
Other guarantees include the guarantees to financial institutions and the guarantees derived from collection agency agreements. Pursuant to the contracts of the guarantees to financial institutions, a certain subsidiary pays to the financial institutions when customers of the financial institutions become debtors and default on the debts. Pursuant to the agreements of the guarantees derived from collection agency agreements, the Company and certain subsidiaries collect third parties’ debt and pay the uncovered amounts.
Allowance for
off-balance
sheet credit exposures
—Since April 1, 2020, Credit Losses Standard has been adopted. If the entity has a present contractual obligation to extend the credit and the obligation is not unconditionally cancelable by the entity, credit losses related the loan commitments of card loans and installment loans and financial guarantees are in the scope of the allowance for credit losses. For the loan commitments of card loans and installment loans, credit losses are recognized on the loan commitments for the portion expected to be drawn. For financial guarantees, the allowance is recognized for the contingent obligation which generates credit risk exposures. These allowance for off-balance sheet credit exposures is measured using the same measurement objectives as the allowance for loans and net investment leases, considering quantitative and qualitative factors including historical loss experience, current conditions and reasonable and supportable forecasts. The allowance for off-balance
sheet credit exposure is accounted for in other liabilities on the consolidated balance sheets and the amount was
¥26,094 million as of March 31, 2021.
Contingencies
—Among some of our private equity investees, which are consolidated subsidiaries, manufacturing defects have been found in certain parts of their products. The Company recognizes the allowances for losses, when the losses are highly probable that an outflow of resources embodying economic benefits will occur in relation to this matter and the amount of such losses can be reasonably estimated. It is possible that additional write-downs or allowances for losses may be recorded due to the occurrence of new events, however at this time, the amount and timing of the potential losses cannot be reasonably estimated.
In addition, the Company and certain subsidiaries are involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Company’s financial position or results of operations.